Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, total impairment loss	$ 109
Intangible assets, total impairment losses	15
Fair Value, Measurements, Nonrecurring
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees, total impairment losses	85	[1]
Property, plant and equipment, total impairment loss	109	[2]
Intangible assets, total impairment losses	15	[3]
Total	$ 209

[1]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2019, certain prepaid licensing and royalty fees were written down to zero, resulting in an impairment charge of $85 thousand. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.